Mainland China contribution plan and profit appropriation (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Statutory Reserves	$ 8,350,141	$ 8,351,153
Required percentage of statutory surplus reserve fund to registered capital, maximum	50.00%
Percentage of profit after tax transferred to statutory surplus reserve	10.00%
Employer contribution towards retirement plan	$ 418,045	558,385	$ 908,355
Employer contribution towards benefit plan	$ 443,305	$ 659,855	$ 963,160